Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill
Goodwill

14.  Goodwill

The changes in the carrying amount of goodwill were as follows:

	JD Retail	New Businesses	Total
	RMB	RMB	RMB
Balance as of December 31, 2015
Goodwill	14,401	2,593,420	2,607,821
Accumulated impairment loss	—	(2,593,420)	(2,593,420)
	14,401	—	14,401
Transaction in 2016
Additions	6,512,618	—	6,512,618
Balance as of December 31, 2016
Goodwill	6,527,019	2,593,420	9,120,439
Accumulated impairment loss	—	(2,593,420)	(2,593,420)
	6,527,019	—	6,527,019

Transaction in 2017
Additions	123,551	—	123,551
Balance as of December 31, 2017
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	—	(2,593,420)	(2,593,420)
	6,650,570	—	6,650,570

Transaction in 2018
Impairment	(6,901)	—	(6,901)
Balance as of December 31, 2018
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	(6,901)	(2,593,420)	(2,600,321)
	6,643,669	—	6,643,669

The Group recorded an impairment charge of nil,  nil and RMB6,901 for the years ended December 31, 2016, 2017 and 2018, respectively.